Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 13,916,155	$ 10,966,012
Accounts receivable, net	6,861,672	12,218,473
Inventories	3,105,673	2,706,896
Due from related parties	65,278	172,730
Short-term investment	5,961,605
Prepaid expenses and other current assets	4,435,175	2,193,494
TOTAL CURRENT ASSETS	34,345,558	28,257,605
NON-CURRENT ASSETS
Restricted cash	700,060
Long term prepayments and other non-current assets	10,244,917
Property and equipment, net	3,351,321	3,397,273
Intangible assets, net	3,594,977	4,293,813
Long-term investments	5,381,441	3,085,247
Operating lease right-of-use assets	224,773	100,099
Deferred tax assets	852,037	602,806
TOTAL NON-CURRENT ASSETS	24,349,526	11,479,238
TOTAL ASSETS	58,695,084	39,736,843
CURRENT LIABILITIES
Accounts payable	34,486	33,697
Deferred revenue	179,407	250,309
Income taxes payable	1,076,518	4,706,972
Operating lease liabilities, current	99,569	63,301
Accrued expenses and other current liabilities	330,902	529,184
TOTAL CURRENT LIABILITIES	1,720,882	5,583,463
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current		3,196
TOTAL NON-CURRENT LIABILITIES		3,196
TOTAL LIABILITES	1,720,882	5,586,659
EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 16,800,000 shares issued and outstanding as of December 31, 2020)	2,453	1,680
Additional paid-in capital	31,966,816	4,462,177
Statutory reserves	2,473,801	2,473,797
Retained earnings	17,259,976	25,663,240
Accumulated other comprehensive income	2,148,906	1,438,140
Total shareholders’ equity attributable to controlling shareholders	53,851,952	34,039,034
Non-controlling interests	3,122,250	111,150
TOTAL EQUITY	56,974,202	34,150,184
TOTAL LIABILITIES AND EQUITY	$ 58,695,084	$ 39,736,843